Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Fiscal year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1)		Compensation Actually Paid to First PEO(2)	Compensation Actually Paid to Second PEO(2)		Average Summary Compensation Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions)	EVA®(5) (in millions)
									Total Shareholder Return	Peer Group Total Shareholder Return(4)
2023	N/A		$9,318,556	N/A		$12,840,113	$2,938,316	$3,598,246	$93	$108	$707	$140.9
2022	$9,355,973		$6,839,380	$(13,778,165)		$(1,197,919)	$2,920,660	$(968,660)	$81	$103	$719	$63.7
2021	$13,924,380	$	N/A	$17,348,994	$	N/A	$4,348,433	$4,895,797	$152	$128	$878	$289.8
2020	$13,875,858	$	N/A	$46,128,593	$	N/A	$3,339,322	$9,252,715	$145	$118	$585	$271.2
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA®
TSR
ROAIC

(1)
As disclosed in our 2023 proxy statement, and as further referenced under “Board Leadership Structure” in this proxy statement, Mr. John A. Hayes transitioned from CEO to Chairman of the Board and Mr. Fisher succeeded Mr. Hayes as CEO in April 2022. All references to “First PEO” in this table and footnotes relate to Mr. Hayes and all references to “Second PEO” relate to Mr. Fisher.

The non-PEO NEOs represented in the table and footnotes are as follows:
2023—Mr. Yu, Mr. Morrison, Mr. Lewis, Mr. Kaufman, Ms. Valy Panayiotou, and Mr. Baker
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker
2020—Mr. Morrison, Mr. Fisher, Ms. Pauley, and Mr. Baker

(3)
Values have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2021	12/31/2022
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2022	12/31/2023
Fiscal Year	2020—1st PEO	2021—1st PEO	2022—1st PEO	2022—2nd PEO	2023—2nd PEO
SCT Total	$13,875,858	$13,924,380	$9,355,973	$6,839,380	$9,318,556
− Defined Benefit Pension Compensation included in SCT	$(450,696)	$(186,605)	$—	$—	$(174,155)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$145,018	$149,468	$144,577	$54,840	$50,534
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,080,002)	$(6,520,023)	$(6,519,959)	$(5,213,423)	$(5,800,017)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,460,031	$6,283,459	$1,153,420	$1,550,659	$8,810,484
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,372,515	$4,883,938	$(16,788,025)	$(4,004,324)	$465,890
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,801,549	$(1,185,622)	$(1,124,151)	$(425,050)	$168,821
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$4,320	$—	$—	$—	$—
Compensation Actually Paid	$46,128,593	$17,348,994	$(13,778,165)	$(1,197,919)	$12,840,113
Non-PEO NEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Fiscal Year	2020	2021	2022	2023
SCT Total	$3,339,322	$4,348,433	$2,920,660	$2,938,316
- Defined Benefit Pension Compensation included in SCT	$(220,868)	$(107,202)	$(39,202)	$(112,587)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$63,608	$58,044	$38,432	$30,055
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,068,010)	$(1,674,848)	$(1,449,618)	$(1,272,227)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,364,371	$1,640,084	$271,498	$1,838,842
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,083,753	$834,008	$(2,546,960)	$110,635
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$139,155	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$687,107	$(202,756)	$(302,626)	$65,212
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$3,433	$34	$—	$—
Compensation Actually Paid	$9,252,715	$4,895,797	$(968,660)	$3,598,246
(4)
Our Peer Group TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. In comparison to the peers in the DJCPI in 2022, Ball was the only company to sell a wholly owned Russian beverage packaging business due to the war in Ukraine, resulting in the loss of notable sales and earnings. In addition, relative to the capital invested in our Americas beverage packaging businesses, retail shelf price increases dampened demand for our products resulting in lower returns on capital than expected. In response the company right sized its manufacturing footprint for current demand conditions in advance of anticipated volume recovery in 2023 and beyond.

(5)
Our Company Selected Measure is EVA® as it is the lens used for our strategic decisions. When Ball generates EVA® and focuses on continued EVA® growth, there is a direct correlation to future shareholder value. There is an 80% correlation between our total executive compensation actually paid compared to our EVA® performance and our total shareholder return over the past three years, given that at least 75% of total executive compensation made up of variable, at-risk compensation directly linked to our three most important performance measures noted above. As mentioned under “2024 Growth Strategy and Related Executive Compensation Impacts”, the company is performing a full review of all incentive programs to ensure that our compensation plans support our business strategy, while continuing to align with our pay-for-performance and management-as-owners philosophy. Following this analysis, any resulting changes to our incentive programs will be disclosed in our future proxy statements.

Company Selected Measure Name	EVA
Named Executive Officers, Footnote
(1)
As disclosed in our 2023 proxy statement, and as further referenced under “Board Leadership Structure” in this proxy statement, Mr. John A. Hayes transitioned from CEO to Chairman of the Board and Mr. Fisher succeeded Mr. Hayes as CEO in April 2022. All references to “First PEO” in this table and footnotes relate to Mr. Hayes and all references to “Second PEO” relate to Mr. Fisher.

The non-PEO NEOs represented in the table and footnotes are as follows:
2023—Mr. Yu, Mr. Morrison, Mr. Lewis, Mr. Kaufman, Ms. Valy Panayiotou, and Mr. Baker
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker
2020—Mr. Morrison, Mr. Fisher, Ms. Pauley, and Mr. Baker

Peer Group Issuers, Footnote
(4)
Our Peer Group TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. In comparison to the peers in the DJCPI in 2022, Ball was the only company to sell a wholly owned Russian beverage packaging business due to the war in Ukraine, resulting in the loss of notable sales and earnings. In addition, relative to the capital invested in our Americas beverage packaging businesses, retail shelf price increases dampened demand for our products resulting in lower returns on capital than expected. In response the company right sized its manufacturing footprint for current demand conditions in advance of anticipated volume recovery in 2023 and beyond.

Adjustment To PEO Compensation, Footnote
(3)
Values have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2021	12/31/2022
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2022	12/31/2023
Fiscal Year	2020—1st PEO	2021—1st PEO	2022—1st PEO	2022—2nd PEO	2023—2nd PEO
SCT Total	$13,875,858	$13,924,380	$9,355,973	$6,839,380	$9,318,556
− Defined Benefit Pension Compensation included in SCT	$(450,696)	$(186,605)	$—	$—	$(174,155)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$145,018	$149,468	$144,577	$54,840	$50,534
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,080,002)	$(6,520,023)	$(6,519,959)	$(5,213,423)	$(5,800,017)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$13,460,031	$6,283,459	$1,153,420	$1,550,659	$8,810,484
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$22,372,515	$4,883,938	$(16,788,025)	$(4,004,324)	$465,890
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$2,801,549	$(1,185,622)	$(1,124,151)	$(425,050)	$168,821
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$4,320	$—	$—	$—	$—
Compensation Actually Paid	$46,128,593	$17,348,994	$(13,778,165)	$(1,197,919)	$12,840,113

Non-PEO NEO Average Total Compensation Amount	$ 2,938,316	$ 2,920,660	$ 4,348,433	$ 3,339,322
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,598,246	(968,660)	4,895,797	9,252,715
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEO SCT Total to CAP Reconciliation
Prior FYE	12/31/2019	12/31/2020	12/31/2021	12/31/2022
Current FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Fiscal Year	2020	2021	2022	2023
SCT Total	$3,339,322	$4,348,433	$2,920,660	$2,938,316
- Defined Benefit Pension Compensation included in SCT	$(220,868)	$(107,202)	$(39,202)	$(112,587)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$63,608	$58,044	$38,432	$30,055
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,068,010)	$(1,674,848)	$(1,449,618)	$(1,272,227)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$2,364,371	$1,640,084	$271,498	$1,838,842
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,083,753	$834,008	$(2,546,960)	$110,635
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$139,155	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$687,107	$(202,756)	$(302,626)	$65,212
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$3,433	$34	$—	$—
Compensation Actually Paid	$9,252,715	$4,895,797	$(968,660)	$3,598,246

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA®
TSR
ROAIC

Total Shareholder Return Amount	$ 93	81	152	145
Peer Group Total Shareholder Return Amount	108	103	128	118
Net Income (Loss)	$ 707,000,000	$ 719,000,000	$ 878,000,000	$ 585,000,000
Company Selected Measure Amount	140,900,000	63,700,000	289,800,000	271,200,000
PEO Name	Mr. Fisher
Percentage Of Correlation Between Total Executive Compensation Actually Paid And Economic Value Added Performance	80.00%
Threshold Percentage Of Total Executive Compensation Made Up Of Variable, At Pay Compensation Directly Linked To Most Important Performance Measures	75.00%
Number Of Most Important Performance Measures	3
Measure:: 1
Pay vs Performance Disclosure
Name	EVA
Non-GAAP Measure Description
(5)
Our Company Selected Measure is EVA® as it is the lens used for our strategic decisions. When Ball generates EVA® and focuses on continued EVA® growth, there is a direct correlation to future shareholder value. There is an 80% correlation between our total executive compensation actually paid compared to our EVA® performance and our total shareholder return over the past three years, given that at least 75% of total executive compensation made up of variable, at-risk compensation directly linked to our three most important performance measures noted above. As mentioned under “2024 Growth Strategy and Related Executive Compensation Impacts”, the company is performing a full review of all incentive programs to ensure that our compensation plans support our business strategy, while continuing to align with our pay-for-performance and management-as-owners philosophy. Following this analysis, any resulting changes to our incentive programs will be disclosed in our future proxy statements.

Measure:: 2
Pay vs Performance Disclosure
Name	TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROAIC
Mr. Fisher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,318,556	$ 6,839,380
PEO Actually Paid Compensation Amount	12,840,113	(1,197,919)
Adjustment to Compensation, Amount	12,840,113
Mr. Hayes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		9,355,973	$ 13,924,380	$ 13,875,858
PEO Actually Paid Compensation Amount		(13,778,165)	17,348,994	46,128,593
PEO | Mr. Fisher [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,155)
PEO | Mr. Fisher [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,534	54,840
PEO | Mr. Fisher [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,800,017)	(5,213,423)
PEO | Mr. Fisher [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,810,484	1,550,659
PEO | Mr. Fisher [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	465,890	(4,004,324)
PEO | Mr. Fisher [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Fisher [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,821	(425,050)
PEO | Mr. Fisher [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Fisher [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(186,605)	(450,696)
PEO | Mr. Hayes [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		144,577	149,468	145,018
PEO | Mr. Hayes [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,519,959)	(6,520,023)	(6,080,002)
PEO | Mr. Hayes [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,153,420	6,283,459	13,460,031
PEO | Mr. Hayes [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(16,788,025)	4,883,938	22,372,515
PEO | Mr. Hayes [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,124,151)	(1,185,622)	2,801,549
PEO | Mr. Hayes [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,320
Non-PEO NEO | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,587)	(39,202)	(107,202)	(220,868)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,055	38,432	58,044	63,608
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,272,227)	(1,449,618)	(1,674,848)	(1,068,010)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,838,842	271,498	1,640,084	2,364,371
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,635	(2,546,960)	834,008	4,083,753
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		139,155
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,212	(302,626)	(202,756)	687,107
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 34	$ 3,433